Fair Value Measurements (Details) - Schedule of gross holding gains and fair value of held-to-maturity securities - Rice Acquisition Corp. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Securities	$ 237,351,433	$ 237,308,171
Liabilities:
Warrant Liability – Public Warrants	67,616,251	27,046,500
Warrant Liability – Private Warrants
Level 2 [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Securities
Liabilities:
Warrant Liability – Public Warrants
Warrant Liability – Private Warrants
Level 3 [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Securities
Liabilities:
Warrant Liability – Public Warrants
Warrant Liability – Private Warrants	$ 71,349,396	$ 15,541,987